ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS (Details) $ in Millions	Dec. 31, 2020 USD ($)
Account Value | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	$ 2,319.4
Reinsurance Ceded	28.0
Total (net)	2,291.4
Account Value | General Account | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	385.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	1,685.9
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	98.9
Variable Universal Life	149.6
Miscellaneous Reserves	0.0
Account Value | Separate Account with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	47.6
Reinsurance Ceded
Total (net)	47.6
Account Value | Separate Account with Guarantees | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	47.6
Miscellaneous Reserves	0.0
Account Value | Separate Account Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	2,379.8
Reinsurance Ceded	0.0
Total (net)	2,379.8
Account Value | Separate Account Nonguaranteed | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	2,379.8
Miscellaneous Reserves	0.0
Cash Value | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	1,896.9
Reinsurance Ceded	28.0
Total (net)	1,868.9
Cash Value | General Account | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	385.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	1,280.3
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	98.9
Variable Universal Life	132.7
Miscellaneous Reserves	0.0
Cash Value | Separate Account with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	37.8
Reinsurance Ceded
Total (net)	37.8
Cash Value | Separate Account with Guarantees | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	37.8
Miscellaneous Reserves	0.0
Cash Value | Separate Account Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	2,089.0
Reinsurance Ceded	0.0
Total (net)	2,089.0
Cash Value | Separate Account Nonguaranteed | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	2,089.0
Miscellaneous Reserves	0.0
Reserve | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	2,788.1
Reinsurance Ceded	890.6
Total (net)	1,897.5
Reserve | General Account | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	395.6
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	1,474.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	99.2
Variable Universal Life	152.5
Miscellaneous Reserves	0.0
Reserve | General Account | Not subject to discretionary withdrawal or no cash values
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies without Cash Value	310.0
Accidental Death Benefits	0.0
Disability – Active Lives	50.0
Disability – Disabled Lives	18.4
Miscellaneous Reserves	288.4
Reserve | Separate Account with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	39.2
Reinsurance Ceded
Total (net)	39.2
Reserve | Separate Account with Guarantees | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	39.2
Miscellaneous Reserves	0.0
Reserve | Separate Account with Guarantees | Not subject to discretionary withdrawal or no cash values
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies without Cash Value	0.0
Accidental Death Benefits	0.0
Disability – Active Lives	0.0
Disability – Disabled Lives	0.0
Miscellaneous Reserves	0.0
Reserve | Separate Account Nonguaranteed
Liability for Future Policy Benefit, by Product Segment [Line Items]
Total (gross: direct + assumed)	2,146.2
Reinsurance Ceded
Total (net)	2,146.2
Reserve | Separate Account Nonguaranteed | Subject to discretionary withdrawal, surrender values, or policy loans
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies with Cash Value	0.0
Universal Life	0.0
Universal Life with Secondary Guarantees	0.0
Indexed Universal Life	0.0
Indexed Universal Life with Secondary Guarantees	0.0
Indexed Life	0.0
Other Permanent Cash Value Life Insurance	0.0
Variable Life	0.0
Variable Universal Life	2,146.2
Miscellaneous Reserves	0.0
Reserve | Separate Account Nonguaranteed | Not subject to discretionary withdrawal or no cash values
Liability for Future Policy Benefit, by Product Segment [Line Items]
Term Policies without Cash Value	0.0
Accidental Death Benefits	0.0
Disability – Active Lives	0.0
Disability – Disabled Lives	0.0
Miscellaneous Reserves	$ 0.0